As filed with the Securities and Exchange Commission on March 16, 2017

File Nos. 333-51938

811-10221

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33	☒

AB TRUST

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of Communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 16, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 32 relates solely to the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AB Value Fund, the Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AB Discovery Value Fund and the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AB International Value Fund. No information in the Registrant’s Registration Statement relating to the other Series or Classes of the Registrant not included herein is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 16th day of March, 2017.

AB TRUST

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE		TITLE	DATE

(1)	PRINCIPAL
EXECUTIVE OFFICER

	Robert M. Keith*	President and Chief	March 16, 2017
	Robert M. Keith	Executive Officer

(2)	PRINCIPAL FINANCIAL
AND ACCOUNTING OFFICER:

	/s/ Joseph J. Mantineo	Treasurer and Chief	March 16, 2017
	Joseph J. Mantineo	Financial Officer

ALL OF THE TRUSTEES:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Carol C. McMullen*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Stephen J. Laffey		March 16, 2017
Stephen J. Laffey
(As Attorney-in-Fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase